SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
15.	SUPPLEMENTAL GUARANTOR INFORMATION

On June 10 and October 2, 2013 the Company issued $200,000 and $25,000, respectively of its 2021 Senior Notes.

The 2021 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company's subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2021 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York.  Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures. All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2021 Senior Notes is presented below.  This information is prepared in accordance with the Company's accounting policies.   This supplemental financial disclosure should be read in conjunction with the consolidated financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2014
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$435,905	$53,715	$1,785	$(490,938)	$467
Other current assets	646	36,647	71,989	-	109,282
Total current assets	436,551	90,362	73,774	(490,938)	109,749

Noncurrent assets
Vessels and equipment, net	-	287,425	430,750	(770)	717,405
Investment in affiliates	142,761	-	186	(142,761)	186
Other noncurrent assets	7,449	29,298	32,974	-	69,721
Total noncurrent assets	150,210	316,723	463,910	(143,531)	787,312
Total assets	$586,761	$407,085	$537,684	$(634,469)	$897,061

Current liabilities
Payable to related parties	$-	$273,909	$218,665	$(490,938)	$1,636
Current portion of long-term financial debt	-	6,420	26,509	-	32,929
Other current liabilities	5,079	36,932	15,937	-	57,948
Total current liabilities	5,079	317,261	261,111	(490,938)	92,513

Noncurrent liabilities
Due to affiliates	$-	$-	$-	$-	$-
Long-term financial debt	225,960	42,263	164,882	-	433,105
Other noncurrent liabilities	-	279	15,442	-	15,721
Total noncurrent liabilities	225,960	42,542	180,324	-	448,826
Total liabilities	231,039	359,803	441,435	(490,938)	541,339

Total equity	355,722	47,282	96,249	(143,531)	355,722
Total liabilities and equity	$586,761	$407,085	$537,684	$(634,469)	$897,061

CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2013
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$423,536	$45,715	$81,996	$(551,195)	$52
Other current assets	21,016	68,998	105,638	-	195,652
Total current assets	444,552	114,713	187,634	(551,195)	195,704

Noncurrent assets
Vessels and equipment, net	-	265,577	450,682	(828)	715,431
Investment in affiliates	180,616	-	220	(180,616)	220
Other noncurrent assets	8,974	30,552	29,130	-	68,656
Total noncurrent assets	189,590	296,129	480,032	(181,444)	784,307
Total assets	$634,142	$410,842	$667,666	$(732,639)	$980,011

Current liabilities
Payable to related parties	$-	$188,021	$364,525	$(551,195)	$1,351
Current portion of long-term financial debt	-	6,420	25,833	-	32,253
Other current liabilities	2,511	53,383	1,890	-	57,784
Total current liabilities	2,511	247,824	392,248	(551,195)	91,388

Noncurrent liabilities
Due to affiliates	$-	$-	$-	$-	$-
Long-term financial debt	226,070	48,682	191,392	-	466,144
Other noncurrent liabilities	-	267	16,651	-	16,918
Total noncurrent liabilities	226,070	48,949	208,043	-	483,062
Total liabilities	228,581	296,773	600,291	(551,195)	574,450

Total equity	405,561	114,069	67,375	(181,444)	405,561
Total liabilities and equity	$634,142	$410,842	$667,666	$(732,639)	$980,011

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$205,759	$215,259	$(57,343)	$363,675

Operating expenses	(12,847)	(257,048)	(164,520)	57,401	(377,014)
Operating (loss) profit	(12,847)	(51,289)	50,739	58	(13,339)

Investment in affiliates	(38,342)	-	(1,056)	38,342	(1,056)
Other income (expenses)	(1,087)	(14,688)	(17,041)	-	(32,816)
(Loss) income before income tax	(52,276)	(65,977)	32,642	38,400	(47,211)

Income tax benefit (expense)	-	(810)	(4,255)	-	(5,065)
Net (loss) income	(52,276)	(66,787)	28,387	38,400	(52,276)

Net income attributable to noncontrolling interest	-	-	-	-	-
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(52,276)	$(66,787)	$28,387	$38,400	$(52,276)
Comprehensive income (loss)	$(51,789)	$(66,787)	$28,874	$37,913	$(51,789)

Comprehensive income attributable to noncontrolling interest	-	-	-	-	-

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(51,789)	$(66,787)	$28,874	$37,913	$(51,789)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$294,261	$159,120	$(42,164)	$411,217

Operating expenses	(7,459)	(287,214)	(123,600)	42,222	(376,051)
Operating (loss) profit	(7,459)	7,047	35,520	58	35,166

Investment in affiliates	21,051	-	(520)	(21,051)	(520)
Other income (expenses)	(6,224)	(6,816)	(7,088)	-	(20,128)
(Loss) income before income tax	7,368	231	27,912	(20,993)	14,518

Income tax benefit (expense)	-	(4,098)	(2,499)	-	(6,597)
Net (loss) income	7,368	(3,867)	25,413	(20,993)	7,921

Net income attributable to noncontrolling interest	-	-	-	553	553
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$7,368	$(3,867)	$25,413	$(21,546)	$7,368
Comprehensive (loss) income	$8,150	$(3,867)	$26,195	$(21,741)	$8,737

Comprehensive income attributable to noncontrolling interest	-	-	-	587	587

Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	$8,150	$(3,867)	$26,195	$(22,328)	$8,150

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$207,429	$140,530	$(34,790)	$313,169

Operating expenses	(7,548)	(226,864)	(138,608)	34,732	(338,288)
Operating (loss) profit	(7,548)	(19,435)	1,922	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other income (expenses)	(6,639)	(24,859)	(7,941)	-	(39,439)
(Loss) income before income tax	(63,657)	(44,294)	(7,194)	49,412	(65,733)

Income tax benefit (expense)	-	3,044	(75)	-	2,969
Net (loss) income	(63,657)	(41,250)	(7,269)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(41,250)	$(7,269)	$48,519	$(63,657)

Comprehensive (loss) income	$(64,198)	$(41,250)	$(7,810)	$49,934	$(63,324)

Comprehensive income attributable to noncontrolling interest	-	-	-	874	874

Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(64,198)	$(41,250)	$(7,810)	$49,060	$(64,198)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2014
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(9,144)	$(24,147)	$68,545	$-	$35,254

Intercompany sources	(12,369)	77,888	(65,519)	-	-
Non-subsidiary sources	-	(51,050)	9,405	-	(41,645)
Net cash (used in) provided by investing activities	(12,369)	26,838	(56,114)	-	(41,645)

Intercompany sources	-	-	-	-	-
Non-subsidiary sources	877	(6,370)	(25,759)	-	(31,252)
Net cash (used in) provided by financing activities	877	(6,370)	(25,759)	-	(31,252)
Net (decrease) increase in cash and cash equivalents	$(20,636)	$(3,679)	$(13,328)	$-	$(37,643)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2013
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(10,370)	$18,283	$11,934	$-	$19,847

Intercompany sources	(116,193)	40,060	109,070	(32,937)	-
Non-subsidiary sources	-	(12,848)	(107,878)	-	(120,726)
Net cash (used in) provided by investing activities	(116,193)	27,212	1,192	(32,937)	(120,726)

Intercompany sources	-	(32,937)	-	32,937	-
Non-subsidiary sources	(53,596)	(16,434)	21,319	-	(48,711)
Net cash (used in) provided by financing activities	(53,596)	(49,371)	21,319	32,937	(48,711)
Net (decrease) increase in cash and cash equivalents	$(180,159)	$(3,876)	$34,445	$-	$(149,590)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2012
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(11,232)	$(24,555)	$31,852	$-	$(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(15,507)	(17,006)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,332	(33,703)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	4,747	698	-	224,567
Net cash (used in) provided by financing activities	219,122	(12,376)	698	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(8,599)	$(1,153)	$-	$188,119